NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF RECONCILIATION OF NET LOSS

The below table is a reconciliation of net loss to net loss attributable to common stockholders.

	Year ended
	December 31,
	2024	2023
Net loss	$(13,727,380)	$(60,477,680)
Series A cumulative preferred stock dividend	(76,712)	—
Series B stock repurchase	3,613,000	—
Series C cumulative preferred stock dividend	(82,603)	—
Net loss attributable to common stockholders	$(10,273,695)	$(60,477,680)

SCHEDULE OF ANTI-DILUTIVE NET LOSS PER SHARE

	December 31,
	2024	2023
Outstanding RSUs (a)	8,623,225	10,900,128
Restricted Stock	19,348,954	—
Warrants	17,974,978	—
Convertible promissory notes (b)	—	891,298
Earnout Shares	24,500,000	—
Total	70,447,157	11,791,426

(a)	As of December 31, 2024 there were an additional 1,373,221 RSUs that had vested but had not been legally settled into common stock and therefore were included in the basic net income per share. See Note 11 for additional information.
(b)	The numbers of shares were determined based on the conversion upon maturity provisions in the convertible promissory note agreements, dividing the conversion amount (principal plus accrued interest) by three times the estimated fair value of the Company’s common stock derived from the Company’s most recently completed convertible promissory notes valuation as of the balance sheet date.